Employees - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure Of Pension Plans [Line Items]
Defined benefit liabilities	11.00%	11.00%
Actual return on plan assets	€ 1,930		€ 2,958
Actual return on plan assets (excluding amounts in net finance income/charge)	1,494		2,385	€ (1,108)
Interest income	436
Property and leases	1,623		1,728
Contribution payable to the US Unicare Pension Plan in 2020 | $		$ 100
Unilever PLC [Member]
Disclosure Of Pension Plans [Line Items]
Actuarial Assumptions of changes in refinements Benefits	880
Property and Leases Occupied by Unilever [Member]
Disclosure Of Pension Plans [Line Items]
Property and leases	29		30
Unilever securities [Member]
Disclosure Of Pension Plans [Line Items]
Equity securities	€ 9		€ 12
Percentage of plan assets in equity securities	(0.04%)		(0.05%)
Pension liabilities [Member]
Disclosure Of Pension Plans [Line Items]
Defined benefit liabilities	96.00%	96.00%
Special Benefits Trust [Member]
Disclosure Of Pension Plans [Line Items]
Excluded plan assets	€ 44		€ 54
United Kingdom [Member]
Disclosure Of Pension Plans [Line Items]
Percentage of long term trend future improvements	1.00%	1.00%
United Kingdom [Member] | Interest rate risk [Member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	70.00%	70.00%
United Kingdom [Member] | Inflation rate risk [member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	70.00%	70.00%
Netherlands [Member] | Interest rate risk [Member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	33.00%	33.00%
Netherlands [Member] | Inflation rate risk [member]
Disclosure Of Pension Plans [Line Items]
Degree of hedging of liabilities, percentage	20.00%	20.00%
Other Post-Employment Benefit Plans [Member]
Disclosure Of Pension Plans [Line Items]
Period of level of medical cost inflation	4 years	4 years
Other Post-Employment Benefit Plans [Member] | Bottom of range [member]
Disclosure Of Pension Plans [Line Items]
Rate of level of medical cost inflation	6.00%
Liabilities [Member]
Disclosure Of Pension Plans [Line Items]
Defined benefit liabilities	85.00%	85.00%